Significant accounting policies - Restatement of Previously Issued Consolidated Financial Statements for IPO-related costs (Details) - EUR (€)	12 Months Ended				24 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Jan. 01, 2020	Jan. 01, 2019
Disclosure of initial application of standards or interpretations [line items]
General administrative expenses	€ 23,038,867	€ 16,117,177	€ 16,415,483
Equity	65,513,401	77,905,223	(2,698,468)	€ 13,102,446	€ (2,698,468)	€ (2,698,468)
Capital reserve	88,506,026	88,506,026				€ 4,169,843
(Accumulated Deficit) / Retained Earnings
Disclosure of initial application of standards or interpretations [line items]
Equity	€ (26,787,316)	(15,031,232)	(10,111,748)	4,307,428	(10,111,748)
As Reported
Disclosure of initial application of standards or interpretations [line items]
General administrative expenses		15,373,077	13,197,135
Equity		77,905,223	1,082,279		1,082,279
Capital reserve		83,422,824
Adjustment
Disclosure of initial application of standards or interpretations [line items]
General administrative expenses		744,100	3,218,348	€ 1,121,000	4,339,102
Equity			€ (3,780,746)		€ (3,780,746)		€ 1,121,000
Capital reserve		€ 5,083,202